[EATON VANCE LOGO]

SEMIANNUAL REPORT JUNE 30, 2002

[GRAPHIC OF NEWSPAPER AND CALCULATOR]

[GRAPHIC OF NYSE FLAG]

EATON VANCE UTILITIES FUND

[PHOTO OF STOCK MARKET]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE UTILITIES FUND as of June 30, 2002
INVESTMENT UPDATE

[PHOTO OF JUDITH A. SARYAN]
Judith A. Saryan
Portfolio Manager

INVESTMENT ENVIRONMENT

     THE ECONOMY

- Over the past six months the U.S. economy, still suffering hangover effects of the slowdown which followed the largest expansion in U.S. history, absorbed a further blow when investor confidence in corporate America was shaken by multiple, headline-grabbing, accounting scandals.

- Despite some encouraging economic news, including increases in productivity and GDP, corporate earnings visibility remains unclear and consumer confidence is beginning to show signs of weakness. The current accounting scandals will likely continue to overshadow the market in the near term, but investors with a long-term outlook will likely find compelling opportunities amidst the current market turmoil.

THE FUND

     THE PAST SIX MONTHS

- During the six months ended June 30, 2002, the Fund's Class A shares had a total return of -6.82%.(1) This return was the result of a decrease in net asset value (NAV) to $7.14 on June 30, 2002 from $7.74 on December 31, 2001, and the reinvestment of $0.075 per share in dividend income.

- The Fund's Class B shares had a total return of -7.15%(1) during the period, the result of a decrease in NAV to $8.70 from $9.44, and the reinvestment of $0.0675 per share in dividend income.

- The Fund's Class C shares had a total return of -7.11%(1) during the period, the result of a decrease in NAV to $9.41 from $10.20, and the reinvestment of $0.0675 per share in dividend income.

- For comparison, during the six months ended June 30, 2002, the average return of funds included in the Lipper Utility Funds Classification was -14.68%.(2)

MANAGEMENT DISCUSSION

- For the first six months of 2002, the utilities sector, and the market in general, experienced tremendous volatility. Market concerns relating to debt levels, regulatory issues, liquidity and weak fundamentals continue to have a negative impact on the power and utility sector. While it has been a challenging environment, we have been able to take advantage of the market volatility and buy stocks that are reasonably priced in relation to their fundamental value.

- The Portfolio remained focused on total return by seeking companies with strong balance sheets, strong free cash flow and strong management. The Portfolio emphasized companies that the investment adviser believes will to grow in value over time.

- Our holdings in the telecommunications sector have been limited mainly to local market providers. We focus on local providers primarily because there is limited competition in those markets, compared to national providers.

- Over the past six months our portfolio additions have included integrated power companies. These companies have generally displayed solid valuation levels and earnings growth, and compelling total return prospects. Compared to the utilities sector as a whole, integrated power companies have strong balance sheets, and they have the flexibility to payout higher dividends.

- Our research staff has played an integral role in this challenging market, helping locate companies with a strong earnings outlook. As important as earnings growth is, the issuer's dividend payment record is also emphasized. Dividends from utility stocks can help maintain a steady income stream and provide a relatively consistent return. These companies can be an anchor in the current investment environment.

     MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES
      ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL
                                    INVESTED.

FUND INFORMATION
as of June 30, 2002

PERFORMANCE(3)                         CLASS A    CLASS B      CLASS C
Average Annual Total Returns (at net asset value)
One Year                               -16.37%    -17.00%     -16.97%
Five Years                               9.06       8.22        8.12
Ten Years                                8.82       N.A.        N.A.
Life of Fund+                           12.34       7.19        6.94

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year                               -21.16%     -21.09%    -17.78%
Five Years                               7.78        7.96       8.12
Ten Years                                8.18        N.A.       N.A.
Life of Fund+                           12.03        7.19       6.94

+    Inception Dates - Class A: 12/18/81; Class B: 11/1/93; Class C:11/1/93

TEN LARGEST HOLDINGS(4)
------------------------------------------------
BCE, Inc.                                  4.88%
TXU Corp.                                  4.64
DTE Energy Co.                             4.44
Exelon Corp.                               4.37
Alltel Corp.                               3.80
Cleco Corp.                                3.77
Verizon Communications                     3.72
SBC Communications                         3.64
BellSouth Corp.                            3.34
Constellation Energy Group, Inc.           3.30

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) It is not possible to invest directly in a Lipper Classification. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Ten largest holdings accounted for 39.90% of the Portfolio's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
Assets
------------------------------------------------------
Investment in Utilities Portfolio, at
   value (identified cost, $377,534,145)  $377,348,372
Receivable for Fund shares sold              1,060,118
------------------------------------------------------
TOTAL ASSETS                              $378,408,490
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $  1,129,193
Payable to affiliate for Trustees' fees          1,125
Payable to affiliate for distribution
   and service fees                                780
Accrued expenses                               151,561
------------------------------------------------------
TOTAL LIABILITIES                         $  1,282,659
------------------------------------------------------
NET ASSETS                                $377,125,831
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $347,626,059
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (24,842,681)
Accumulated undistributed net investment
   income                                   54,528,226
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                           (185,773)
------------------------------------------------------
TOTAL                                     $377,125,831
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $320,423,142
SHARES OUTSTANDING                          44,855,682
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       7.14
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $7.14)       $       7.58
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 47,501,513
SHARES OUTSTANDING                           5,460,501
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       8.70
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $  9,201,176
SHARES OUTSTANDING                             977,831
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.41
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2002
Investment Income
------------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $101,941)            $  7,460,059
Interest allocated from Portfolio              188,652
Expenses allocated from Portfolio           (1,439,781)
------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $  6,208,930
------------------------------------------------------
Expenses
------------------------------------------------------
Trustees' fees and expenses               $      1,990
Distribution and service fees
   Class A                                     421,090
   Class B                                     252,663
   Class C                                      47,509
Transfer and dividend disbursing agent
   fees                                        280,237
Printing and postage                            30,069
Registration fees                               20,272
Legal and accounting services                   17,975
Custodian fee                                   17,237
Miscellaneous                                    8,629
------------------------------------------------------
TOTAL EXPENSES                            $  1,097,671
------------------------------------------------------

NET INVESTMENT INCOME                     $  5,111,259
------------------------------------------------------
Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(13,616,952)
   Foreign currency transactions                11,795
------------------------------------------------------
NET REALIZED LOSS                         $(13,605,157)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(19,914,766)
   Foreign currency                              7,174
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(19,907,592)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(33,512,749)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(28,401,490)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2002     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2001
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      5,111,259  $       7,424,539
   Net realized loss                           (13,605,157)        (9,856,823)
   Net change in unrealized appreciation
      (depreciation)                           (19,907,592)      (103,801,896)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $    (28,401,490) $    (106,234,180)
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $     (3,425,507) $      (7,440,581)
      Class B                                     (378,946)          (594,677)
      Class C                                      (65,655)           (95,498)
   From net realized gain
      Class A                                           --        (14,904,923)
      Class B                                           --         (1,804,429)
      Class C                                           --           (271,887)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $     (3,870,108) $     (25,111,995)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      6,605,161  $      15,846,337
      Class B                                    3,437,319         13,581,927
      Class C                                    2,460,363          4,585,117
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                    2,260,627         17,717,250
      Class B                                      278,416          2,020,919
      Class C                                       49,502            318,635
   Cost of shares redeemed
      Class A                                  (21,835,072)       (53,229,092)
      Class B                                   (6,259,260)       (15,869,011)
      Class C                                   (2,188,869)        (3,293,352)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $    (15,191,813) $     (18,321,270)
-----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $    (47,463,411) $    (149,667,445)
-----------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    424,589,242  $     574,256,687
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    377,125,831  $     424,589,242
-----------------------------------------------------------------------------
Accumulated undistributed
net investment income
included in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     54,528,226  $      53,287,075
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                           CLASS A
                                  -----------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       ---------------------------------------------------------------------
                                  (UNAUDITED)(1)        2001(1)        2000(1)        1999(1)        1998(1)        1997
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  7.740         $ 10.060       $ 11.650       $ 10.150       $  8.450      $  8.770
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.099         $  0.141       $  0.134       $  0.150       $  0.251      $  0.409
Net realized and unrealized
   gain (loss)                          (0.624)          (1.997)         0.593          3.773          1.721         0.887
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ (0.525)        $ (1.856)      $  0.727       $  3.923       $  1.972      $  1.296
---------------------------------------------------------------------------------------------------------------------------

Less distributions*
---------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.075)        $ (0.155)      $ (0.115)      $ (0.162)      $ (0.235)     $ (0.331)
From net realized gain                      --           (0.309)        (2.202)        (2.261)        (0.037)       (1.285)
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.075)        $ (0.464)      $ (2.317)      $ (2.423)      $ (0.272)     $ (1.616)
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  7.140         $  7.740       $ 10.060       $ 11.650       $ 10.150      $  8.450
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          (6.82)%         (18.93)%         6.48%         40.75%         23.78%        16.18%
---------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $320,423         $360,738       $492,352       $509,845       $409,178      $370,457
Ratios (As a percentage of
   average daily net assets):
   Operating expenses(3)                  1.17%(4)         1.10%          1.08%          1.08%          1.11%         1.12%
   Interest expense(3)                      --(4)(5)       0.01%          0.01%            --(5)        0.16%         0.01%
   Net investment income                  2.69%(4)         1.62%          1.18%          1.33%          2.75%         4.06%
Portfolio Turnover of the
   Portfolio                                81%             169%           149%            93%            78%          169%
---------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.
 (5)  Represents less than 0.01%
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                    CLASS B
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       --------------------------------------------------------
                                  (UNAUDITED)(1)        2001(1)        2000(1)        1999(1)        1998(1)
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.440           $12.180        $13.680        $11.610        $ 9.670
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.087           $ 0.092        $ 0.056        $ 0.076        $ 0.209
Net realized and unrealized
   gain (loss)                         (0.759)           (2.423)         0.691          4.337          1.970
--------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(0.672)          $(2.331)       $ 0.747        $ 4.413        $ 2.179
--------------------------------------------------------------------------------------------------------------

Less distributions*
--------------------------------------------------------------------------------------------------------------
From net investment income            $(0.068)          $(0.100)       $(0.045)       $(0.082)       $(0.202)
From net realized gain                     --            (0.309)        (2.202)        (2.261)        (0.037)
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.068)          $(0.409)       $(2.247)       $(2.343)       $(0.239)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 8.700           $ 9.440        $12.180        $13.680        $11.610
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                         (7.15)%          (19.51)%         5.61%         39.71%         22.89%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $47,502           $54,199        $71,098        $62,285        $45,958
Ratios (As a percentage of
   average daily net assets):
   Operating expenses(3)                 1.92%(4)          1.85%          1.85%          1.82%          1.85%
   Interest expense(3)                     --(4)(5)        0.01%          0.01%            --(5)        0.16%
   Net investment income                 1.94%(4)          0.87%          0.42%          0.59%          2.01%
Portfolio Turnover of the
   Portfolio                               81%              169%           149%            93%            78%
--------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.
 (5)  Represents less than 0.01%.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                    CLASS C
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       --------------------------------------------------------
                                  (UNAUDITED)(1)        2001(1)        2000(1)        1999(1)        1998(1)
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.200           $13.130        $14.580        $12.270        $10.190
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.094           $ 0.099        $ 0.058        $ 0.078        $ 0.220
Net realized and unrealized
   gain (loss)                         (0.816)           (2.620)         0.739          4.589          2.082
--------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(0.722)          $(2.521)       $ 0.797        $ 4.667        $ 2.302
--------------------------------------------------------------------------------------------------------------

Less distributions*
--------------------------------------------------------------------------------------------------------------
From net investment income            $(0.068)          $(0.100)       $(0.045)       $(0.096)       $(0.185)
From net realized gain                     --            (0.309)        (2.202)        (2.261)        (0.037)
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.068)          $(0.409)       $(2.247)       $(2.357)       $(0.222)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.410           $10.200        $13.130        $14.580        $12.270
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                         (7.11)%          (19.55)%         5.60%         39.67%         22.88%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 9,201           $ 9,652        $10,806        $ 6,349        $ 3,736
Ratios (As a percentage of
   average daily net assets):
   Operating expenses(3)                 1.92%(4)          1.85%          1.85%          1.85%          1.89%
   Interest expense(3)                     --(4)(5)        0.01%          0.01%            --(5)        0.16%
   Net investment income                 1.94%(4)          0.87%          0.41%          0.57%          1.99%
Portfolio Turnover of the
   Portfolio                               81%              169%           149%            93%            78%
--------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.
 (5)  Represents less than 0.01%
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Utilities Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see
   Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Utilities Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2001, the Fund, for federal income tax purposes, had a capital loss carryover of $199,692 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on December 31, 2009. At December 31, 2001, net capital losses of $9,403,940 attributable to security transactions incurred after October 31, 2001 are treated as arising on the first day of the Fund's taxable year.

 D Other -- Investment transactions are accounted for on a trade-date basis.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's policy is to distribute monthly substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute at least annually substantially all of its net realized capital gains so allocated. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                               JUNE 30, 2002         YEAR ENDED
    CLASS A                                     (UNAUDITED)      DECEMBER 31, 2001
    --------------------------------------------------------------------------------
    Sales                                            894,473            1,831,810
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                     304,411            2,011,574
    Redemptions                                   (2,944,692)          (6,196,798)
    --------------------------------------------------------------------------------
    NET DECREASE                                  (1,745,808)          (2,353,414)
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                               JUNE 30, 2002         YEAR ENDED
    CLASS B                                     (UNAUDITED)      DECEMBER 31, 2001
    --------------------------------------------------------------------------------
    Sales                                            376,907            1,252,087
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                      30,780              188,305
    Redemptions                                     (690,091)          (1,536,213)
    --------------------------------------------------------------------------------
    NET DECREASE                                    (282,404)             (95,821)
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                               JUNE 30, 2002         YEAR ENDED
    CLASS C                                     (UNAUDITED)      DECEMBER 31, 2001
    --------------------------------------------------------------------------------
    Sales                                            250,988              394,712
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       5,062               27,501
    Redemptions                                     (224,208)            (299,274)
    --------------------------------------------------------------------------------
    NET INCREASE                                      31,842              122,939
    --------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. The Fund was informed that Eaton Vance
   Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $13,838 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2002.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares
   (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $189,497 and $35,632 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2002, representing 0.75% of the average daily net assets for Class B and Class C shares. At June 30, 2002, the amounts of Uncovered Distribution Charges EVD calculated under the Plans were approximately $706,000 and $1,633,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for any fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended June 30, 2002 amounted to $421,090, $63,166, and $11,877 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Investors who purchase Class A shares in a single fund purchased in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions.
   Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (See
   Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $62,000 and $2,000 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the six months ended June 30, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $11,826,672 and $32,880,955, respectively, for the six months ended June 30, 2002.

UTILITIES PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 93.9%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Broadcasting and Cable -- 0.0%
-----------------------------------------------------------------------
Ovation, Inc.(1)(2)                            285,787     $          0
-----------------------------------------------------------------------
                                                           $          0
-----------------------------------------------------------------------
Drugs -- 0.7%
-----------------------------------------------------------------------
Ivax Corp.(2)                                  230,000     $  2,484,000
-----------------------------------------------------------------------
                                                           $  2,484,000
-----------------------------------------------------------------------
Electric Utilities -- 38.3%
-----------------------------------------------------------------------
ALLETE, Inc.                                   310,000     $  8,401,000
American Electric Power Co., Inc.               75,000        3,001,500
Cleco Corp.                                    650,000       14,235,000
DPL, Inc.                                      175,000        4,628,750
DQE, Inc.                                      383,000        5,362,000
DTE Energy Co.                                 375,000       16,740,000
Edison International(2)                        125,000        2,125,000
Empire District Electric Co.                    85,000        1,742,500
Energy East Corp.                              420,000        9,492,000
Entergy Corp.                                  260,000       11,034,400
Exelon Corp.                                   315,625       16,507,188
Fortum Oyj                                     350,000        2,018,695
FPL Group, Inc.                                180,100       10,804,199
Mirant Corp.(2)                                200,000        1,460,000
National Grid Group plc                        759,000        5,391,329
Potomac Electric Power Co.                     425,000        9,129,000
Scottish and Southern Energy plc(3)            500,000        4,946,350
TXU Corp.                                      340,000       17,527,000
-----------------------------------------------------------------------
                                                           $144,545,911
-----------------------------------------------------------------------
Gas Utilities -- 7.0%
-----------------------------------------------------------------------
El Paso Corp.                                  200,000     $  4,122,000
Equitable Resources, Inc.                      145,000        4,973,500
KeySpan Corp.                                  205,000        7,718,250
National Fuel Gas Co.                          330,000        7,428,300
NUI Corp.                                       75,000        2,062,500
-----------------------------------------------------------------------
                                                           $ 26,304,550
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.5%
-----------------------------------------------------------------------
San Juan Basin Royalty Trust                   500,000     $  5,535,000
-----------------------------------------------------------------------
                                                           $  5,535,000
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 2.4%
-----------------------------------------------------------------------
Talisman Energy, Inc.                          200,000     $  9,030,000
-----------------------------------------------------------------------
                                                           $  9,030,000
-----------------------------------------------------------------------
Telecommunications Services -- 10.1%
-----------------------------------------------------------------------
Alltel Corp.                                   305,000     $ 14,335,000
Alltel Corp. - UTS(2)                          100,000        4,854,000
AT&T Wireless Services, Inc.(2)              1,321,661        7,731,718
Elisa Communications Oyj(2)                    360,550        2,581,646
TDC A/S(3)                                     150,000        4,148,010
Telecom Italia Mobile(3)                       802,000        3,287,077
Vodafone Group plc ADR                         100,000        1,365,000
-----------------------------------------------------------------------
                                                           $ 38,302,451
-----------------------------------------------------------------------
Telephone Utilities -- 18.1%
-----------------------------------------------------------------------
BCE, Inc.(3)                                 1,057,700     $ 18,425,134
BellSouth Corp.                                400,000       12,600,000
CenturyTel, Inc.                               100,000        2,950,000
Manitoba Telecom Services, Inc.(3)             330,000        6,756,684
SBC Communications, Inc.                       450,000       13,725,000
Verizon Communications, Inc.                   350,000       14,052,500
-----------------------------------------------------------------------
                                                           $ 68,509,318
-----------------------------------------------------------------------
Utilities - Electrical and Gas -- 15.8%
-----------------------------------------------------------------------
Aquila, Inc.                                   400,000     $  3,200,000
Cinergy Corp.                                  265,000        9,537,350
Constellation Energy Group, Inc.               425,000       12,469,500
Dominion Resources, Inc.                        60,000        3,972,000
Firstenergy Corp.                              159,600        5,327,448
MDU Resources Group, Inc.                      125,000        3,286,250
Nisource, Inc.                                 125,000        2,728,750
Northeast Utilities                            100,000        1,881,000
NSTAR                                          175,000        7,836,500
SCANA Corp.                                    235,000        7,254,450
WPS Resources Corp.                             50,000        2,041,500
-----------------------------------------------------------------------
                                                           $ 59,534,748
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $354,683,745)                          $354,245,978
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

CONVERTIBLE PREFERRED STOCKS -- 5.4%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Electric Utilities -- 2.2%
-----------------------------------------------------------------------
FPL Group, Inc.(2)                             150,000     $  8,311,500
-----------------------------------------------------------------------
                                                           $  8,311,500
-----------------------------------------------------------------------
Gas Utilities -- 1.4%
-----------------------------------------------------------------------
KeySpan Corp.(2)                               100,000     $  5,220,000
-----------------------------------------------------------------------
                                                           $  5,220,000
-----------------------------------------------------------------------
Utilities - Electrical and Gas -- 1.8%
-----------------------------------------------------------------------
Cinergy Corp.(2)                               120,000     $  7,014,000
-----------------------------------------------------------------------
                                                           $  7,014,000
-----------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $18,503,200)                           $ 20,545,500
-----------------------------------------------------------------------

CONVERTIBLE BONDS -- 0.5%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Ovation Inc. Convertable, 0.00%,
2/23/03(1)(4)                               $    3,595     $  1,797,612
-----------------------------------------------------------------------
Total Convertible Bonds
   (identified cost, $3,595,224)                           $  1,797,612
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 1.4%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
CXC, Inc., 1.97%, 7/1/02                    $    5,423     $  5,422,406
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $5,422,407)                         $  5,422,406
-----------------------------------------------------------------------
Total Investments -- 101.2%
   (identified cost $382,204,576)                          $382,011,496
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.2)%                   $ (4,663,095)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $377,348,401
-----------------------------------------------------------------------


 (PIK) Payment In Kind.
 (1) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (2)  Non-income producing security.
 (3)  Foreign security.
 (4)  Issuer defaulted on maturity payments.

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $382,204,576)        $382,011,496
Cash                                             1,701
Receivable for investments sold              2,332,568
Dividends receivable                         1,516,266
Prepaid expenses                                 1,828
Tax reclaim receivable                          27,952
------------------------------------------------------
TOTAL ASSETS                              $385,891,811
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  8,497,735
Payable to affiliate for Trustees' fees          6,466
Accrued expenses                                39,209
------------------------------------------------------
TOTAL LIABILITIES                         $  8,543,410
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $377,348,401
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $377,534,179
Net unrealized depreciation (computed on
   the basis
   of identified cost)                        (185,778)
------------------------------------------------------
TOTAL                                     $377,348,401
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2002
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $101,941)                              $  7,460,059
Interest                                       188,651
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  7,648,710
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  1,301,087
Trustees' fees and expenses                     11,342
Custodian fee                                  101,338
Legal and accounting services                   17,840
Miscellaneous                                    8,172
------------------------------------------------------
TOTAL EXPENSES                            $  1,439,779
------------------------------------------------------

NET INVESTMENT INCOME                     $  6,208,931
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(13,616,953)
   Foreign currency transactions                11,795
------------------------------------------------------
NET REALIZED LOSS                         $(13,605,158)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(19,914,767)
   Foreign currency                              7,174
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(19,907,593)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(33,512,751)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(27,303,820)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
                                          JUNE 30, 2002     YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS         (UNAUDITED)       DECEMBER 31, 2001
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      6,208,931  $       9,881,129
   Net realized loss                           (13,605,158)        (9,856,824)
   Net change in unrealized appreciation
      (depreciation)                           (19,907,593)      (103,801,904)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $    (27,303,820) $    (103,777,599)
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     11,826,672  $      33,976,470
   Withdrawals                                 (32,880,955)       (79,078,065)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    (21,054,283) $     (45,101,595)
-----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $    (48,358,103) $    (148,879,194)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    425,706,504  $     574,585,698
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    377,348,401  $     425,706,504
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       -------------------------------------------------------------
                                  (UNAUDITED)           2001         2000         1999         1998         1997
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net
   assets):
   Operating expenses                     0.73%(1)        0.71%        0.71%        0.72%        0.72%        0.74%
   Interest expense                         --(1)(2)      0.01%        0.01%          --(2)      0.16%        0.01%
   Net investment income                  3.13%(1)        2.00%        1.54%        1.68%        3.13%        4.42%
Portfolio Turnover                          81%            169%         149%          93%          78%         169%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          (6.60)%        (18.61)%         --           --           --           --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $377,348        $425,707     $574,586     $579,090     $459,616     $413,409
-------------------------------------------------------------------------------------------------------------------

 (1)  Annaulized.
 (2)  Represents less than 0.01%
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Utilities Portfolio (the Portfolio), is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve a high level of total return, consisting of capital appreciation and relatively predictable income by investing principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Under normal circumstances the Portfolio invests at least 80% of its total assets in common stocks of utilities companies. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sales prices or, if there has been no sale, at the mean between the closing bid and asked prices. Unlisted securities are valued at the mean between the latest available bid and asked prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Delayed Delivery Transactions -- The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place at a period in time after the date of the transaction. At the time the transaction is negotiated, the price of the security that will be delivered and paid for is fixed. Losses may arise due to changes in the market value of the underlying securities if the counterparty does not perform under the contract.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2002, $18 in credit balances were used to reduce the Portfolio's custodian fee.

 G Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

UTILITIES PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million, 0.6875% from $500 million up to $1 billion, and at reduced rates as daily net assets exceed that level. In addition, the Trustees voted to accept a reduction of BMR's compensation so that advisory fees paid will not exceed 0.65% on an annual basis on assets up to $500 million, 0.625% from $500 million up to $1 billion, and at reduced rates thereafter. For the six months ended June 30, 2002, the fee was equivalent to 0.65% of the Portfolio's average daily net assets for such period and amounted to $1,301,087. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2002, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $313,432,706 and $323,455,086, respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $376,782,169
    ------------------------------------------------------
    Gross unrealized appreciation             $ 30,132,020
    Gross unrealized depreciation              (30,325,100)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (193,080)
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended
   June 30, 2002.

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2002

INVESTMENT MANAGEMENT

EATON VANCE UTILITIES FUND

Officers

James B. Hawkes
President and Trustee

Duke Laflamme
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

UTILITIES PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Judith A. Saryan
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF UTILITIES PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE UTILITIES FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122

EATON VANCE UTILITIES FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

159-8/02                                                                   UTSRC